Income Taxes - Schedule of Provision for Income Taxes Expenses (Details) - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes - Schedule of Provision for Income Taxes Expenses (Details) [Line Items]
Current
Deferred
Income tax expense